Consolidated Balance Sheets	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 39,360,457	¥ 256,090,942	¥ 222,448,413
Accounts receivable, net	15,385,861	100,105,027	56,161,255
Receivable due from shareholder			10,000,000
Prepaid expenses and other current assets	1,632,331	10,620,434	7,335,824
Total current assets	56,378,649	366,816,403	295,945,492
Long-term investments	11,545,994	75,121,700	88,891,687
Property and equipment, net	8,063,090	52,460,885	51,868,914
Goodwill	4,919,697	32,009,025	32,523,983
Intangible assets, net	3,947,549	25,683,937	11,326,513
Restricted cash			30,000,000
Deferred income tax assets	324,434	2,110,862	3,388,760
Other assets	2,188,447	14,238,695	5,894,767
Total assets	87,367,860	568,441,507	519,840,116
Current liabilities:
Short-term loan			3,449,650
Accrued expenses and other payables	20,128,333	130,960,979	89,358,847
Deferred revenues	1,660,691	10,804,951	10,221,897
Total current liabilities	21,789,024	141,765,930	103,030,394
Deferred revenues	281,446	1,831,173	1,731,622
Deferred income tax liabilities	3,503,950	22,797,747	22,620,872
Other non-current liabilities	102,923	669,647
Total liabilities	25,677,343	167,064,497	127,382,888
Mezzanine equity-redeemable non-controlling interests	5,579,865	36,304,276
Shareholders' equity:
Common shares: Par value USD 0.01, authorized: 500,000,000 shares, Issued: 49,068,082 and 49,007,244 shares as of March 31, 2017 and December 31, 2017, respectively, Outstanding: 45,782,724 and 45,796,886 shares as of March 31, 2017 and December 31, 2017, respectively	543,300	3,534,871	3,533,912
Treasury shares-585,358 common shares as of March 31, 2017 and December 31, 2017, at cost	(4,263,110)	(27,737,073)	(27,737,073)
Additional paid-in capital	59,926,178	389,897,690	402,631,430
Accumulated other comprehensive loss	(4,126,917)	(26,850,955)	(25,069,771)
Retained earnings	3,978,437	25,884,905	38,018,802
Total shareholders' equity attributable to ATA Inc.	56,057,888	364,729,438	391,377,300
Non-redeemable non-controlling interests	52,764	343,296	1,079,928
Total shareholders' equity	56,110,652	365,072,734	392,457,228
Commitments and contingencies
Total liabilities, mezzanine equity and shareholders' equity	$ 87,367,860	¥ 568,441,507	¥ 519,840,116